Intangibles (Details Textual) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended
	Jul. 19, 2016	Sep. 30, 2016	Sep. 30, 2015
Amortization of Intangible Assets	$ 0	$ 1,454	$ 0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		3,300
Finite-Lived Intangible Assets, Amortization Expense, Year Two		3,700
Finite-Lived Intangible Assets, Amortization Expense, Year Three		1,300
Finite-Lived Intangible Assets, Amortization Expense, Year Four		600
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 500